BUSINESS COMBINATIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 22, 2022	Dec. 22, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Investment property acquired			$ 16,258	$ 8,006	$ 138,343	$ 32,479
Property [Member] | Director [Member]
Restructuring Cost and Reserve [Line Items]
Investment property acquired						$ 420,225
StarFIN Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest acquired	100.00%	100.00%
Shares issued in acquisition, shares	8,232,038	8,232,038
Shares issued in acquisition, value		$ 9,055,242
Fair value of consideration		$ 9,055,242